Schedule of Investments (unaudited) March 31, 2024	iShares Short-Term TIPS Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
2.00%, 01/15/26	$5,748	$5,722,040
2.38%, 01/15/27	5,933	5,979,889
1.75%, 01/15/28	5,225	5,181,356
3.63%, 04/15/28	5,338	5,674,890
2.50%, 01/15/29	8,618	8,852,436
U.S. Treasury Inflation-Indexed Notes 0.13%, 04/15/25 - 04/15/27	78,705	75,468,931
0.38%, 07/15/25 - 07/15/27	40,412	38,892,570
0.63%, 01/15/26	12,011	11,665,285
1.63%, 10/15/27	14,782	14,639,103
0.50%, 01/15/28	13,064	12,360,791
1.25%, 04/15/28	13,776	13,381,896
0.75%, 07/15/28	11,056	10,561,821
2.38%, 10/15/28	17,165	17,562,921
0.88%, 01/15/29	6,106	5,820,382

Total Long-Term Investments — 77.8% (Cost: $233,795,242)		231,764,311

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(b)	3,293,967	3,293,967

Security	Par (000)	Value

U.S. Treasury Obligations — 19.5%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	$8,932	$8,923,276
U.S. Treasury Inflation-Indexed Notes 0.50%, 04/15/24	8,797	8,801,993
0.13%, 07/15/24 - 10/15/24	26,923	26,861,288
0.25%, 01/15/25	13,618	13,385,234

		57,971,791

Total Short-Term Securities — 20.6% (Cost: $61,330,830)		61,265,758

Total Investments — 98.4% (Cost: $295,126,072)		293,030,069

Other Assets Less Liabilities — 1.6%		4,871,099

Net Assets — 100.0%		$297,901,168

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,285,632	$1,008,335	(a)	$—	$—	$—	$3,293,967	3,293,967	$74,342	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$—	$231,764,311	$—	$231,764,311
Short-Term Securities
Money Market Funds	3,293,967	—	—	3,293,967
U.S. Treasury Obligations	—	57,971,791	—	57,971,791

	$3,293,967	$289,736,102	$—	$293,030,069

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